Stock Options and Warrants - Stock Options (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock Options and Warrants
Number of common shares available for grant	237,795,202		237,795,202
Vesting period (in years)	4 years		4 years
Vesting percentage per year	25.00%		25.00%
Contractual life (in years)	10 years		10 years
Number of shares available for grant	235,612,023		235,573,898
Outstanding Options
Outstanding at beginning of the period	1,225,125	1,343,500	1,343,500
Granted	0	0	0	0
Forfeited			1,875
Canceled	(38,125)		(116,500)
Outstanding at ending of the period	1,187,000		1,225,125	1,343,500
Vested and exercisable as of ending	1,183,249		1,219,500
Vested and expected to vest as of ending	1,186,766		1,224,652
Weighted-Average Exercise Price
Outstanding at beginning of the period	$ 0.71	$ 0.71	$ 0.71
Forfeited			0.44
Canceled	0.93		0.75
Outstanding at ending of the period	0.7		0.71	$ 0.71
Vested and exercisable as of ending	0.7		0.71
Vested and expected to vest as of ending	$ 0.7		$ 0.71
Weighted-Average Remaining Terms (Years)
Balance as of ending	4 years 3 months 18 days		4 years 4 months 24 days
Vested and exercisable as of ending	4 years 2 months 12 days		4 years 4 months 24 days
Vested and expected to vest as of ending	4 years 3 months 18 days		4 years 4 months 24 days
Balance as of ending			$ 0	$ 0
Stock-based compensation expense recognized	$ 514	$ 2,315	4,625	$ 33,228
Unrecognized stock-based compensation expense	$ 718		$ 1,166
Weighted average period of options to recognize the unrecognized stock-based compensation expense	6 months		8 months 12 days